Management Response and Remediation on Identified Material Weakness

Evaluation of Disclosure Controls and Procedures. The registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (the “Company Act”), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer (“PEO”) and principal financial officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the PEO and PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Subsequent to the original filing of the registrant’s Form N-CEN for the fiscal year ended August 31, 2020, a material weakness in internal controls was identified regarding the over-issuance of authorized shares, which resulted in an overstatement in net assets reported in Government Obligations Fund’s financial statements for the fiscal year ended August 31, 2020. Management previously concluded that the registrant’s disclosure controls and procedures were effective as of August 31, 2020, but due to the identification that the over-issued shares should be treated as a liability, it was determined that a material weakness existed in the design of internal controls related to the registrant’s accounting for these over-issued shares. As a result, the registrant has since concluded that its disclosure controls and procedures were not effective as of August 31, 2020.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the registrant’s annual or interim financial statements will not be prevented or detected on a timely basis.

Remediation of Material Weakness in Internal Control over Financial Reporting. Following the identification and review of the matter described above, the registrant has enhanced the effectiveness of its controls and procedures related to the accounting for authorized shares.